Unaudited Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Statement of Financial Position [Abstract]
Common stock, par value per share (in USD per share)	$ 1	$ 1
Common stock, shares authorized (in shares)	140,010,000	140,010,000
Common stock, shares issued (in shares)	47,145,000	46,650,000	46,550,000
Common stock, shares outstanding (in shares)	47,145,000	46,650,000